CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 139,762	$ 21,642	¥ 162,213
Charge to (reversal of) expense	4,647,802	719,713	(22,451)
Less: write-off	(238,654)	(36,955)
Ending balance	¥ 4,548,910	$ 704,400	¥ 139,762